INCOME TAXES - Reconciliation of Temporary Differences in Deferred Tax Liabilities (Details) $ in Thousands	12 Months Ended
Dec. 31, 2023 USD ($)
Reconciliation of changes in deferred tax liability
Beginning balance	$ 591,713
Addition / (Reversal)	37,377
Ending balance	629,090
Investments
Reconciliation of changes in deferred tax liability
Beginning balance	1,505
Addition / (Reversal)	2,974
Ending balance	4,479
Rental properties
Reconciliation of changes in deferred tax liability
Beginning balance	589,720
Addition / (Reversal)	34,542
Ending balance	624,262
Deferred placement fees
Reconciliation of changes in deferred tax liability
Beginning balance	488
Addition / (Reversal)	(139)
Ending balance	349
Other
Reconciliation of changes in deferred tax liability
Beginning balance	0
Addition / (Reversal)	0
Ending balance	$ 0